Commitments and contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies
11.	Commitments and contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable.

In the opinion of management, there were no pending or threatened claims and litigation as of December 31, 2025 and through the issuance date of these consolidated financial statements.